LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Schedule Of Long-term Investments
SCHEDULE OF LONG-TERM INVESTMENTS

The Group’s long-term investments consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB

Equity method investments (a)	72,111	105,528
Equity securities accounted for under measurement alternative (b)	227,371	220,981
Equity securities with readily determinable fair values (c)	114,843	37,650
Total long-term investments	414,325	364,159